Note 7 - Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
	FHLB Borrowings	Promissory Notes	Totals
2012	$10,759	$3,526	$14,285
2011	$16,548	$3,748	$20,296

Schedule of Maturities of Long-term Debt [Table Text Block]
	FHLB Borrowings	Promissory Notes	Totals
2013	$1,329	$1,909	$3,238
2014	1,156	1,617	2,773
2015	1,058		1,058
2016	974	-	974
2017	901	-	901
Thereafter	5,341	-	5,341
	$10,759	$3,526	$14,285